Noncontrolling Interests (Tables)	3 Months Ended
Mar. 31, 2014
Noncontrolling Interest [Abstract]
Reconciliation of Income from Continuing Operations
Income from continuing operations attributable to Ensco for the quarters ended March 31, 2014 and 2013 was as follows (in millions):

	2014	2013
Income from continuing operations	$318.0	$314.2
Income from continuing operations attributable to noncontrolling interests	(4.1)	(2.7)
Income from continuing operations attributable to Ensco	$313.9	$311.5